Fair Value Measurements Fair Value Option Quantitative Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 1,105,985	$ 777,280	$ 1,035,408
Aggregate Fair Value Under Fair Value Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	1,105,985	777,280	1,035,408
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status		2,129	2,072
Aggregate Unpaid Principal Balance Under Fair Value Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	1,052,714	747,667	1,031,429
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status		2,466	2,533
Fair Value, Option, Aggregate Fair Value Over Under Aggregate Unpaid Principal Balance
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	53,271	29,613	3,979
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status		$ (337)	$ (461)